Investments and Equity Method Investments	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments and Equity Method Investments

8. Investments and Equity Method Investments
Investments and equity method investments consisted of the following (in thousands):

	As of December 31,
	2020	2019
Investments:
Genomatica, Inc. preferred stock	$55,000	$55,000
Synlogic, Inc. warrant	5,504	6,574

Total	$60,504	$61,574

Equity method investments:
Joyn Bio, LLC	$28,924	$29,320
Synlogic, Inc.	13,696	16,359

Total	$42,620	$45,679

The carrying value of the Company’s equity method investments in Motif Foodworks, Inc. (“Motif”) and Allonnia, LLC (“Allonnia”) as of December 31, 2020 and 2019 was zero and as such, were excluded from the table above.
Loss on investments and equity method investments consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019
Loss on investments:
Synlogic, Inc. warrant	$(1,070)	$(7,797)

Total	$(1,070)	$(7,797)

Loss on equity method investments:
Joyn Bio, LLC	$(396)	$(1,730)
Glycosyn, LLC	—	(1,323)
Synlogic, Inc.	(2,663)	(19,403)
Allonnia, LLC	—	(24,480)

Total	$(3,059)	$(46,936)

The combined summarized financial information for the Company’s equity method investments, which includes Joyn, Synlogic, Inc. (“Synlogic”), Motif, Allonnia and Glycosyn consisted of the following (in thousands):

	As of December 31,
	2020	2019
Assets	$319,311	$397,280
Liabilities	$42,441	$39,832

	Year Ended December 31,
	2020	2019
Revenue	$545	$3,579
Total operating expenses	$(125,742)	$(134,444)
Loss from operations	$(125,197)	$(130,865)
Net loss	$(123,480)	$(125,290)

The summarized financial information for Glycosyn as of and for the year ended December 31, 2020 and as of December 31, 2019 has been excluded from the tables above as the Company no longer held an equity interest in Glycosyn as of December 31, 2019. Refer to Note 1
6
 for additional discussion of the Company’s equity interest in Glycosyn and its other equity method investments.